INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 2,682
Others	(4)
Currency translation	6
Goodwill at end of period	2,684
Impairment loss recognised in profit or loss, goodwill	0	$ 0
Russia
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	1,131
Others	2
Currency translation	23
Goodwill at end of period	1,156
Algeria
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	1,053
Others	0
Currency translation	(19)
Goodwill at end of period	1,034
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	324
Others	(6)
Currency translation	5
Goodwill at end of period	323
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	140
Others	0
Currency translation	(3)
Goodwill at end of period	137
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	34
Others	0
Currency translation	0
Goodwill at end of period	$ 34